General and Administrative Expenses - Schedule of General and Administrative Expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
General and Administrative Expenses - Schedule of General and Administrative Expenses (Details) [Line Items]
Total	$ 4,000,311	$ 2,302,809	$ 2,023,428
General and Administrative Expenses [Member]
General and Administrative Expenses - Schedule of General and Administrative Expenses (Details) [Line Items]
Employee compensation and benefits	1,077,246	927,913	526,895
Travel and communication expenses	44,842	59,108	49,451
Rent and utilities	305,877	287,755	83,079
Consulting fees	2,148,141	677,556	1,032,197
Insurance	44,493	29,511	13,386
Depreciation and amortization expenses	193,562	125,395	116,451
Bank charges	16,733	(16,458)	1,324
Donations	4,175	11,118	4,237
Sales tax	15,368	17,657	76,654
Entertainment	28,815	27,314	23,748
Office and miscellaneous	$ 121,059	$ 155,940	$ 96,006